Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re:	BMW Vehicle Lease Trust 2019-1 – Data File, XML Data File, and ALG Residual File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the following:

(i)
specified attributes identified by the Company in the electronic data file entitled “$1.4B BMW 2019-1 Initial Sec Value Tie Out Lease (45,011) to KPMG 1-18-19.csv” (the “Data File”) provided by the Company on January 24, 2019, containing information related to 45,011 automobile retail leases (the “Leases”) as of December 31, 2018 (the “Cutoff Date”);

(ii)
specified attributes identified by the Company in the electronic data file entitled “2019-1 KPMG 100 Sample ALD Tape as of 12-31-2018.xlsx” (the “XML Data File”) provided by the Company on January 24, 2019, containing information related to the Selected Leases (defined below) as of the Cutoff Date; and,

(iii)
specified attribute (the ALG Residual Amount) in the electronic data file entitled “2019-1 Lease ALG Recalc (sent to KPMG).xlsx” (the “ALG Residual File”) provided by the Company on January 24, 2019, containing information related to the Selected Leases (defined below) as of the Cutoff Date, each pertaining to the Leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2019-1, Asset-Backed Notes. The Company is responsible for the specified attributes identified by the Company in the Data File and the XML Data File, and the ALG Residual Amount in the ALG Residual File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the Source Documents (defined below) indicated in the procedure and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts were within $0.01 and dates were within 1 day, unless otherwise noted.
•
The term “Electronic Lien Title State List” means a list of states provided by the Company where Title Documents are filed electronically. The list included the following states: California and Florida, which are the electronic lien title states within the Selected Leases.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

•	The term “Florida Vehicle Website” means https://services.flhsmv.gov/MVCheckWeb/, which the Company instructed us to access.
•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.
•	The term “ALG Files” means the electronic data files provided by the Company containing information from the Automotive Lease Guide (“ALG”) Website as of the Cutoff Date.
•	The term “ALG Residual Value” means the updated ALG residual amount of each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “ALG Percentage” means the percentage (ALG %-Calc) for each Selected Lease in the ALG Residual File as of the Cutoff Date.
•	The term “ALG Residual Value Schedule” means the ALG Residual Values for the Selected Leases as of the Cutoff Date.
•
The term “Source Documents” means the following information provided by the Company: Motor Vehicle Lease Agreement; Modification Letter; Florida Vehicle Website; Electronic Lien Title State List; Title Documents; Registration Application; Credit Application; information obtained from the Company’s Customer Express System, Company’s Funding System, Company’s Credit System, and Loan Center System; ALG Files; and, ALG Residual Value Schedule.

I.	Data File Procedures
A.
We randomly selected 100 Leases from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Leases”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Selected Leases that we were instructed to randomly select from the Data File.

B.
For each Selected Lease, we compared or recomputed the attributes listed below to or using the corresponding information in the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute (Field Name in the Data File)	Source Document(s)/Instruction

First Payment Date (FirstPaymentDate)	Motor Vehicle Lease Agreement

Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Original Term to Maturity (CurrentTerm)	Motor Vehicle Lease Agreement

Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Lease Agreement

State of Registration (GaragingStateCode)	Title Documents

Vehicle Identification Number (VIN)	Motor Vehicle Lease Agreement

Vehicle Model Year (ModelYear)	Motor Vehicle Lease Agreement

Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

Attribute (Field Name in the Data File)	Source Document(s)/Instruction

FICO Credit Score (HighestTotalCreditScore)	Company’s Credit System, Loan Center System

Remaining Term to Maturity (RemainingTerm)
As instructed by the Company, we recomputed the Remaining Term to Maturity using the First Payment Date, the Original Term to Maturity contained in the Motor Vehicle Lease Agreement, and the Cutoff Date.

Days Past Due (MaxDaysOver)	As instructed by the Company, we recomputed the Days Past Due as follows:

(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, we recomputed the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due to be zero.

ALG Residual Amount at Inception (ALGMsrp )	As instructed by the Company, we recomputed the ALG Residual Amount at Inception as the product of:

	i)	the Adjusted Manufacturer’s Suggested Retail Price, and

	ii)	the sum of:

(a) the ALG Percentage and

(b) the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

	i)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Inception Adjustment Percentage, and

	ii)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

We found the information listed above regarding the Selected Leases in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above.

C.
As instructed by the Company, we observed the Title Documents for each Selected Lease listing the Company’s security interest in the motor vehicle was listed as Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents. If there were no Title Documents available and the State of Registration was on the Electronic Lien Title State List, the Company instructed us to perform the following procedures: (i) observe that the Electronic Lien Title has been issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as Financial Services Vehicle Trust and named as the owner of the vehicle on the Registration Application.

For Selected Leases #23, #56, #83, and #89, we were instructed by the Company to search for the Title Documents using the VIN on the Florida Vehicle Website and identify that the Company’s security interest in the motor vehicle was listed as Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents.

We did not perform any procedures to determine if the Title Documents or the Registration Application complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

D.	We observed the original Motor Vehicle Lease Agreement and observed that each agreement was signed. We make no representation regarding the authenticity of the signatures.

II.	XML Data File Procedures

For each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents, utilizing instructions provided by the Company (as applicable). Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

Lease Number (ASSET_NUMBER)	Company’s Customer Express System

Origination Date (ORIGINATIONDATE)	Motor Vehicle Lease Agreement

Acquisition Cost (ACQUISITION_COST)	Motor Vehicle Lease Agreement

Original Term to Maturity (OriginalTerm)	Motor Vehicle Lease Agreement

Maturity Date (CONTRACTENDDATE)	Company’s Customer Express System, Motor Vehicle Lease Agreement

First Payment Date (FIRSTPAYMENTDATE)	Motor Vehicle Lease Agreement

For purposes of comparing the First Payment Date, we were instructed by the Company to compare the month and year of the First Payment Date.

Subvented - Yes/No (Subvented)	Company’s Funding System, Loan Center System

For the purposes of identifying if a lease was subvented (Subvented field was equal to 1, 2, or 98, as provided by the Company), we were instructed by the Company to perform the following procedure:

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

	i)	Using the Company’s Funding System, if the rate type was “Sales Support,” the lease was considered subvented.

	ii)	Using the Company’s Funding System, if the rate type was “New,” we were instructed by the Company to perform the following:

		a.	Using the Company’s Funding System, if the BMW Defined Rate was not equal to the rate on the Motor Vehicle Lease Agreement, the lease was considered subvented.

		b.	Using the Motor Vehicle Lease Contract, if we observed a cash rebate was used, the lease was considered subvented.

Vehicle Model (VEHICLE_MODEL_NAME)	Motor Vehicle Lease Agreement

Vehicle Model Year (VEHICLE_MODEL_YEAR)	Motor Vehicle Lease Agreement

Vehicle Type (VehicleTypeCode)	Motor Vehicle Lease Agreement, Credit Application

The Company instructed us that a Vehicle Type (VehicleTypeCode) of 1 equals a car, and a Vehicle Type (VehicleTypeCode) of 3 equals an SUV.

Original Vehicle Value (VEHICLE_VALUE_AMOUNT)	Company’s Funding System, Credit Application, Motor Vehicle Lease Agreement

Contractual Residual Value (CONTRACT_RESIDUAL_VALUE)	Motor Vehicle Lease Agreement

FICO Credit Score (CREDIT_SCORE)	Company’s Credit System, Loan Center System

Co-lessee – Yes/No (COSIGNERINDICATOR)	Credit Application, Loan Center System

The Company instructed us to consider business leases for which an individual signed as the guarantor for the lease as “Yes.”

State of Registration (GEOGRAPHIC_LOCATION)	Title Documents

Remaining Term to Maturity (REMAINING_TERM_NUMBER)
As instructed by the Company, we recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Cutoff Date.

Monthly Base Payment Amount (REPORTING_PERIOD_NEXT_PAYMENT)	Company’s Customer Express System, Motor Vehicle Lease Agreement, Modification Letter

Days Past Due (CURRENT_DELINQUENCY_STATUS)	As instructed by the Company, we recomputed the Days Past Due as follows:

Attribute (Field Name in the XML Data File)	Source Document(s)/Instruction

(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, we recomputed the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

ALG Residual Amount at Inception (BASE_RESIDUAL_VALUE)	As instructed by the Company, we recomputed the ALG Residual Amount at Inception as the product of:

	i)	the Adjusted Manufacturer’s Suggested Retail Price, and

	ii)	the sum of:

(a) the ALG Percentage and

(b) the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

	iii)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Inception Adjustment Percentage; and

	iv)	if the mileage found in the Motor Vehicle Lease Agreement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

We found the information listed above regarding the Selected Leases in the XML Data File to be in agreement with the corresponding information in the respective Source Documents noted above.

III.	ALG Residual File Procedures

As instructed by the Company, for each Selected Lease, we recomputed the ALG Residual Amount as the lesser of:

•	the ALG Residual Amount at Inception from the Data File, and
•	the ALG Residual Value.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File, and the specified attribute in the ALG Residual File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Data File, XML Data File, ALG Residual File, and Source Documents and instructions provided by the Company without verification or evaluation of such methodologies, information, or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
February 28, 2019

Exhibit A – The Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****794636	34	****744347	67	****890480
2	****945794	35	****772116	68	****921930
3	****856356	36	****962806	69	****531415
4	****677400	37	****003384	70	****828837
5	****803699	38	****010316	71	****641439
6	****678250	39	****985953	72	****947009
7	****684805	40	****946762	73	****582090
8	****856390	41	****737387	74	****993808
9	****119523	42	****728686	75	****999677
10	****945302	43	****859598	76	****462084
11	****911772	44	****871214	77	****625316
12	****073525	45	****819758	78	****923583
13	****680308	46	****807719	79	****793958
14	****025150	47	****999761	80	****653210
15	****691479	48	****824048	81	****792323
16	****030138	49	****012962	82	****996472
17	****773335	50	****801186	83	****927551
18	****105361	51	****000913	84	****508340
19	****794052	52	****659591	85	****034502
20	****738741	53	****057832	86	****530656
21	****646951	54	****767995	87	****969506
22	****811858	55	****690731	88	****750549
23	****577473	56	****495473	89	****053083
24	****738062	57	****697636	90	****947877
25	****693541	58	****990783	91	****789503
26	****770916	59	****969900	92	****697581
27	****866649	60	****847104	93	****799804
28	****691369	61	****071277	94	****012033
29	****040702	62	****856117	95	****996217
30	****415470	63	****449514	96	****900158
31	****879791	64	****471302	97	****781880
32	****820732	65	****754212	98	****043746
33	****752832	66	****757879	99	****683745
				100	****695556

A-1